Share-based Payment Arrangements - Summary of ASE Inc. Option Plans Outstanding Share Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ASE Inc. option plans [member] | Fifth share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 73	$ 73
Weighted Average Remaining Contractual Life (Years)	8 months 12 days	1 year 8 months 12 days
The Company Option Plans [member] | First share options exercise price [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 42.7	$ 44.1
Weighted Average Remaining Contractual Life (Years)	3 years 10 months 24 days	4 years 10 months 24 days
The Company Option Plans [member] | Second share options exercise price [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Range of Exercise Price Per Share	$ 103.5	$ 107
Weighted Average Remaining Contractual Life (Years)	8 years 7 months 6 days	9 years 7 months 6 days